LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease liability [Table Text Block]
Lease liability	Warehouse	Vehicles	Total
Lease liability, as of December 31, 2020	$31,418	$117,831	$149,249
Additions	199,466	43,491	242,957
Lease payments	(84,353)	(31,769)	(116,122)
Lease interest	6,757	4,872	11,629
Lease liability, December 31, 2021	$153,288	$134,425	$287,713
Disposals	-	(40,686)	(40,686)
Lease payments	(77,835)	(32,668)	(110,503)
Lease interest	6,357	3,836	10,193
Leasing liability recognized as of December 31, 2022	$81,810	$64,907	$146,717
Current portion	$65,013	$47,054	$112,067
Long-term portion	16,797	17,853	34,650
	$81,810	$64,907	$146,717

Disclosure of detailed information about non-current contractual lease obligations [Table Text Block]
Year	Amount
2023	$128,370
2024	30,806
2025	5,293
$164,469